Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 146	$ 146
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	10,394,018	10,549,423
Treasury stock, at cost, shares (in shares)	33,077	33,077